Employee pension plans (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Summary of Contributions to Defined Contribution Plans	The following table summarizes contributions to defined contribution plans:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Company contributions	$14,197	$13,859	$11,512

Schedule of Defined Benefit Pension Plans

For the plans in Norway and the Netherlands, the expected long-term rate of return is considered in reference to the longest stated bond rates in each country.

	2012	2011

Change in benefit obligations:
Benefit obligations, beginning of year	$726,908	$700,822
Current service costs	17,573	20,028
Plan curtailment and settlement	—	(9,263)
Interest cost	35,344	33,842
Plan amendments	(14,766)	1,675
Actuarial loss (gain)	41,719	(63,469)
Benefits paid	(27,526)	(24,550)
Foreign currency translation	(44,190)	67,823

Benefit obligations, end of year	$735,062	$726,908

Change in plan assets:
Fair value of plan assets, beginning of year	$638,357	$536,541
Actual gain on plan assets	30,205	35,316
Employer contributions	43,372	29,745
Employee contributions	2,911	—
Benefits paid	(25,983)	(20,740)
Plan curtailment and settlement	—	(4,698)
Foreign currency translation	(42,050)	62,193

Fair value of plan assets, end of year	$646,812	$638,357

	2012	2011

Accumulated benefit obligation	$702,696	$669,329

Projected benefit obligation	$735,062	$726,908
Fair value of plan assets	646,812	638,357

Funded status	88,250	88,551
Pension guarantee assets	(4,974)	(5,406)

Net recognized pension liability	$83,276	$83,145

(b)	Defined benefit pension plans (continued):

	2012	2011

Net recognized pension liability:
Non-current asset - pension guarantee assets (note 13)	$4,974	$5,406
Non-current asset (note 13)	19,449	15,326
Non-current liability (note 14)	(107,699)	(103,877)

	2012	2011

Amounts recorded in accumulated other comprehensive (earnings) loss:
Unrecognized net actuarial and experience losses	$62,004	$15,432
Unrecognized prior service costs (credits)	(12,980)	1,762

	$49,024	$17,194

Significant Weighted Average Actuarial Assumptions Adopted

The significant weighted average actuarial assumptions adopted in measuring the defined benefit pension plan obligations and net benefit plan expense as at April 30, 2012 and 2011 are as follows:

	2012	2011

Discount rate	4.40%	5.35%
Rate of compensation increase	2.31%	2.22%
Discount rate for pension expense	4.98%	4.97%
Expected long-term rate of return on plan assets	5.60%	6.11%

Net defined benefit pension plan expense

The net defined benefit pension plan expense is as follows:

	Three months ended
	July 31, 2012	July 31, 2011
Current service cost	$4,650	$4,686
Interest cost	7,730	9,314
Expected return on plan assets	(10,094)	(8,908)
Amortization of net actuarial and experience losses	253	140
Amortization of past service credits	(92)	—
Employee contributions	(711)	(790)

	$1,736	$4,442

The net defined benefit pension plan expense is as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Current service cost	$17,573	$20,028	$19,080
Interest cost	35,344	33,842	32,841
Curtailment and settlement loss (gain)	—	(1,757)	3,684
Expected return on plan assets	(34,691)	(30,258)	(30,107)
Amortization of net actuarial and experience losses	507	1,703	58
Amortization of past service costs (credits)	(249)	89	—
Employee contributions	(2,911)	(1,681)	(3,024)

	$15,573	$21,966	$22,532

Components of Other Comprehensive Loss (Earnings) Relating to Plans

The components of other comprehensive loss (earnings) relating to the plans consists of the following:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Other comprehensive loss (earnings):
Net loss (gain)	$46,452	$(71,937)	$55,255
Net prior service cost (credit)	(14,766)	1,675	—
Amortization of net actuarial loss (gain), past service costs and transition amounts	(258)	(1,792)	(58)
Settlements and curtailments	—	(554)	—
Foreign exchange translation	402	576	1,535

	$31,830	$(72,032)	$56,732

Fair Value of Pension Plan Assets
(c)	Pension plan assets and fair value measurement:

	April 30, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total plan assets

Assets:
Cash equivalents and other short-term investments	$27,339	$—	$—	$27,339
Equity investments	134,207	—	—	134,207
Fixed income	372,082	—	—	372,082
Money market and other	81,470	—	31,714	113,184

	$615,098	$—	$31,714	$646,812

(c)	Pension plan assets and fair value measurement (continued):

	April 30, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total plan assets

Assets:
Cash equivalents and other short-term investments	$22,008	$—	$—	$22,008
Equity investments	141,071	—	—	141,071
Fixed income	438,836	—	—	438,836
Money market and other	8,654	—	27,788	36,442

	$610,569	$—	$27,788	$638,357

Changes in Level 3 Assets

The level 3 assets are valued using third party appraisals and changes in the level 3 assets are as follows:

	2012	2011

Opening	$27,788	$21,282
Actual return on assets	3,037	2,143
Purchases, sales and settlements, net	3,054	4,419
Foreign currency translation	(2,165)	(56)

	$31,714	$27,788

Benefits Expected to be Paid under Defined Benefit Pension Plans

As at April 30, 2012, benefits expected to be paid under the defined benefit pension plans in each of the next five fiscal years and in aggregate for the fiscal years thereafter, are as follows:

Pension benefits

2013	$29,472
2014	31,112
2015	32,618
2016	34,471
2017	36,315
Thereafter	201,722

$365,710

United Kingdom Defined Benefit Pension Plan
Investment in Plan Assets

For the UK defined benefit pension plan the investment policy requires that the plan assets held be invested as follows:

Category	Maximum percentage

UK equities	22% to 28%
Overseas equities	22% to 28%
Bonds	24% to 45%
Property	4% to 18%
Multi-strategy fund	2% to 18%

Norwegian Pension Plans
Investment in Plan Assets

The total equities, emerging markets bonds, high yield bonds, hedge funds and private equity funds can be a maximum 60% of total assets.

Category	Maximum percentage

Norwegian equities	15%
International equities	35%

Total equities	35%

Structured products	10%
High yield bonds	25%
Emerging markets bonds	0%
Government bonds	70%

Total bonds	100%

Money market	100%
Property funds	15%
Hedge funds	0%
Private equity funds	10%